Recurring Fair Value Measurements, Changes in Fair Value of Warrant Liabilities (Q3) (Details) - Level 3 [Member] - USD ($)	3 Months Ended			10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 784,000	$ 560,000	$ 560,000	$ 0	$ 5,824,000
Change in fair value	112,000	224,000	0	(4,767,000)	(5,264,000)
Fair value, end of period	$ 896,000	$ 784,000	$ 560,000	$ 5,824,000	$ 560,000